CONCENTRATION (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Customer	100.00%	100.00%	100.00%
More Than 10% Revenues [Member] | B [Member]
Customer	18.00%		51.00%
More Than 10% Revenues [Member] | A [Member]
Customer	27.00%	14.00%	26.00%
More Than 10% Revenues [Member] | D [Member]
Customer		20.00%	0.00%
More Than 10% Revenues [Member] | F [Member]
Customer		11.00%	0.00%
More Than 10% Revenues [Member] | E [Member]
Customer		13.00%	0.00%
More Than 10% Revenues [Member] | C [Member]
Customer	14.00%		23.00%